Operating Lease - Schedule of Future Minimum Lease Payments Under Non-cancellable Leases (Details) (10-K) - USD ($)	Sep. 30, 2020		Mar. 31, 2020	Mar. 31, 2019
Leases [Abstract]
2021	$ 48,000		$ 56,794
2022	16,000		48,000
2023			16,000
Total	88,000		120,794
Less: Interest	(8,572)		(13,996)
Present value of lease liability	79,428		106,798
Operating lease liability, current	(48,000)	[1]	(56,530)
Operating lease liability, long term	$ 31,428		$ 50,268

[1]	Represents lease payments to be made in the next 12 months